UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22412

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Gottex Multi-Asset Endowment Fund - II

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(Exact name of registrant as specified in charter)

28 State Street, 40th Floor

Boston, MA 02109

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(Address of principal executive offices) (Zip code)

William J. Landes

28 State Street, 40th Floor

Boston, MA 02109

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 532-0200

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Date of fiscal year end: March 31

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Date of reporting period: September 30, 2013

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Gottex Multi-Asset Endowment Fund - II
(a Delaware Statutory Trust)
Financial Statements

For the Period April 1, 2013 to September 30, 2013
(unaudited)

Gottex Multi-Asset Endowment Fund - II
(a Delaware Statutory Trust)

For the Period April 1, 2013 to September 30, 2013
(unaudited)

Table of Contents

Statement of Assets, Liabilities and Shareholders' Equity	1
Statement of Operations	2
Statements of Changes in Shareholders' Equity	3
Statement of Cash Flows	4
Financial Highlights	5
Notes to Financial Statements	6-10
Other Information	11-14
Financial Statements of Gottex Multi-Asset Endowment Master Fund	Appendix A

* For a description of the Master Fund (as defined in Note 1), into which the Fund invests substantially all of its assets, please see the attached financial statements of the Master Fund, which should be read in conjunction with the financial statements of the Fund.

GOTTEX MULTI-ASSET ENDOWMENT FUND - II

(a Delaware Statutory Trust)

Statement of Assets, Liabilities and Shareholders' Equity (unaudited)

September 30, 2013

Assets
Investment in Gottex Multi-Asset Endowment Master Fund, at fair value	$32,417,878
Receivable for withdrawal from Gottex Multi-Asset Endowment Master Fund	268,880
Receivable from Adviser for reimbursement	104,014
Prepaid assets	7,908
Total Assets		$32,798,680

Liabilities
Payable for shares repurchased	268,880
Professional fees payable	16,560
Accounting and administration fees payable	5,944
Investor service fees payable	4,136
Directors' fees payable	1,250
Custody fees payable	1,000
Other payable	6,349
Total Liabilities		304,119

Shareholders' Equity		$32,494,561

Shareholders' Equity consists of:
Shareholders' Equity paid-in		$30,643,170
Accumulated net investment income		21,708

Accumulated net realized gain on investments, futures contracts, forward contracts, options and foreign currency		492,873

Accumulated net unrealized appreciation on investments, futures contracts, swap contracts, forward contracts and foreign currency		1,336,810

Total Shareholders' Equity		$32,494,561

Number of Shares Outstanding		3,085,778

Net Asset Value per Share		$10.53

See notes to financial statements and attached financial statements of Gottex Multi-Asset Endowment Master Fund.

1

GOTTEX MULTI-ASSET ENDOWMENT FUND -- II

(a Delaware Statutory Trust)

Statement of Operations (unaudited)

For the Period April 1, 2013 to September 30, 2013

Net Investment Loss Allocated from Gottex Multi-Asset Endowment Master Fund
Investment income	$173,112
Expenses	(315,534)
Net Investment Loss Allocated from Gottex Multi-Asset Endowment Master Fund	(142,422)

Feeder Fund Expenses
Professional fees	23,682
Accounting and administration fees	20,015
Investor service fees	14,065
Registration fees	9,847
Directors' fees	2,500
SEC fees	2,041
Tax expense	2,862
Custody fees	1,500
Other fees	11,148
Total Feeder Fund Expenses	87,660

Reimbursement from the Adviser	(123,107)

Net Investment Loss	(106,975)

Net Realized Gains and Unrealized Depreciation on Investments, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Allocated from Gottex Multi-Asset Endowment Master Fund
Net realized gains on investments, futures contracts, forward contracts and foreign currency	488,430
Net change in unrealized depreciation on investments, futures contracts, swap contracts, forward contracts and foreign currency	(238,609)
Net Realized Gains and Unrealized Depreciation on Investments, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Allocated from Gottex Multi-Asset Endowment Master Fund	249,821

Net Increase in Shareholders' Equity from Operations	$142,846

See notes to financial statements and attached financial statements of Gottex Multi-Asset Endowment Master Fund.

2

GOTTEX MULTI-ASSET ENDOWMENT FUND - II

(a Delaware Statutory Trust)

Statements of Changes in Shareholders' Equity

	For the Period April 1, 2013
	to September 30, 2013	For the Year Ended
	(unaudited)	March 31, 2013
Operations
Net investment loss	$(106,975)	$(205,399)
Net realized gains on investments, futures contracts, forward contracts, options and foreign currency	488,430	1,159,423
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, swap contracts, forward contracts and foreign currency	(238,609)	481,234
Net increase in shareholders' equity from operations	142,846	1,435,258
Distributions to shareholders
From net investment income	-	(553,657)
From net realized gains on investments	-	(720,594)
Net change in shareholders' equity from distributions to shareholders	-	(1,274,251)
Capital Share Transactions
Subscriptions	2,429,164	1,610,000
Reinvested distributions	-	863,971
Redemptions	(686,442)	(3,827,475)
Net change in shareholders' equity from capital share transactions	1,742,722	(1,353,504)
Total Increase (Decrease)	1,885,568	(1,192,497)
Shareholders' Equity
Beginning of period	30,608,993	31,801,490
End of period
	$32,494,561	$30,608,993
Accumulated net investment income	$21,708	$128,683

See notes to financial statements and attached financial statements of Gottex Multi-Asset Endowment Master Fund.

3

Gottex Multi-Asset Endowment Fund - II

(a Delaware Statutory Trust)

Statement of Cash Flows (unaudited)

For the Period April 1, 2013 to September 30, 2013

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in shareholders' equity from operations	$142,846
Adjustments to reconcile net increase in shareholders' equity from operations to net cash used in operating activities:
Purchases of shares in Gottex Multi-Asset Endowment Master Fund	(2,567,761)
Sales of shares in Gottex Multi-Asset Endowment Master Fund	607,606
Net investment loss allocated from Gottex Multi-Asset Endowment Master Fund	142,422
Net realized gain on investments, futures contracts, forward contracts
and foreign currency allocated from Gottex Multi-Asset Endowment Master Fund	(488,430)
Net change in unrealized depreciation on investments, futures contracts, swap contracts, forward contracts
and foreign currency allocated from Gottex Multi-Asset Endowment Master Fund	238,609
Changes in operating assets and liabilities:
Decrease in receivable from Adviser	15,484
Decrease in prepaid assets	6,222
Decrease in professional fees payable	(1,294)
Decrease in accounting and administration fees payable	(847)
Decrease in other payable	(809)
Net Cash Used in Operating Activities	(1,905,952)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from subscriptions	2,429,164
Proceeds from redemptions	(523,212)

Net Cash Provided by Financing Activities	1,905,952

Net change in cash	-

Cash at beginning of period	-

Cash at end of period	$-

See notes to financial statements and attached financial statements of Gottex Multi-Asset Endowment Master Fund.

4

GOTTEX MULTI-ASSET ENDOWMENT FUND - II

(a Delaware Statutory Trust)

Financial Highlights

	For the Period April 1, 2013 to			For the Period January 1, 2012 (Commencement
	September 30, 2013		For the Year Ended	of Operations)
	(unaudited)		March 31, 2013	to March 31, 2012
Net Asset Value, beginning of period	$10.48		$10.44	$10.00	(1)
Income from investment operations:
Net investment income	(0.04)		0.23	0.02
Net realized gain and unrealized appreciation / (depreciation) on investments	0.09		0.28	0.42
Total from investment operations	0.05		0.51	0.44

Distributions to shareholders:
From net investment income	-		(0.20)	-
From net realized gains	-		(0.27)	-
Total distributions to shareholders	-		(0.47)	-

Net Asset Value, end of period	$10.53		$10.48	$10.44

Total Return (2)	0.48	% (3)	4.97%	4.40	% (3)
Net investment loss	(0.68	)% (4)	(0.67)%	(1.41	)% (4) (5)
Expenses, excluding reimbursement from Adviser	2.55	% (4)	3.24%	5.26	% (4) (5)
Reimbursement from Adviser	(0.78	)% (4)	(1.36)%	(2.86	)% (4)
Net expenses (6)	1.77	% (4)	1.88%	2.40	% (4) (5)
Shareholders' equity, end of period (in thousands)	$32,495		$30,609	$31,801
Portfolio Turnover	82.38	% (3)	133.79%	27.93	% (3)

(1)	The net asset value as of the beginning of the period, January 1, 2012 (Commencement of Operations) represents the initial net asset value per common share of $10.00.
(2)	Total return reflects the change in net asset value, inclusive of performance of the Fund adjusted for cash flows related to capital subscriptions or redemptions during the period, as there is no public market for the Fund's shares.
(3)	Not annualized.
(4)	Annualized.
(5)	Organizational Fees are not annualized for the ratio calculation.
(6)	The Fund's operating expenses include Sub-Advisory fees and line of credit interest expense allocated from the Gottex Multi-Asset Endowment Master Fund, which are excluded from the Expense Limitation calculation. If Sub-Advisory fees and line of credit interest expense were excluded from operating expenses, the net expense ratio would be 1.65%.

See notes to financial statements and attached financial statements of Gottex Multi-Asset Endowment Master Fund.

5

GOTTEX MULTI-ASSET ENDOWMENT FUND – II

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2013 to September 30, 2013

1.	ORGANIZATION

The Gottex Multi-Asset Endowment Fund –  II (the “Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company, was organized on May 3, 2010 and commenced operations on January 1, 2012. The Fund and Master Fund (as defined below) are managed by Gottex Fund Management, Ltd. (the “Adviser”), a Delaware corporation registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Fund is organized as a feeder fund in a master/feeder structure and invests substantially all of its investable assets in the Gottex Multi-Asset Endowment Master Fund (the “Master Fund”). The Fund’s financial statements should be read in conjunction with those of the Master Fund, a copy of which is attached to these financial statements. The Fund and the Master Fund's investment objectives are to seek maximum total return, primarily through seeking capital appreciation and/or income, consistent with an acceptable level of risk (as determined by the Adviser).  The Master Fund (and the Fund through its investment in the Master Fund) pursues this objective by employing a multi-asset, multi-strategy, "endowment style" investment program under which it will seek to construct a broadly-diversified portfolio that attempts to capture longer-term appreciation, notwithstanding possible losses and/or volatile investment performance in the short-term, through the identification of investment opportunities across a broad range of alternative and traditional assets in multiple asset categories (the "Asset Classes").  The Master Fund will invest in the Asset Classes either: (i) indirectly, through investments in private investment funds, exchange-traded funds or other pooled investment vehicles (collectively, "Portfolio Funds") (which may include vehicles commonly known as "hedge funds") that invest, in whole or in part, in such Asset Classes (or that seek economic exposure to the performance of the Asset Classes); or (ii) directly, as managed by one or more sub-advisers selected by the Adviser ("Sub-Advisers"). Each portion of the Master Fund's investable assets managed by a Sub-Adviser is referred to as a "Portfolio Sleeve" and collectively as "Portfolio Sleeves."

The percentage of the Master Fund’s shares owned by the Fund at September 30, 2013 was 87.08%.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S. GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation

The Fund invests substantially all of its assets in the Master Fund.  The net asset value of the Fund is generally based on the net asset value of its interest in the Master Fund (as well as the value of any cash or other similar short-term asset or receivable held by the Fund and/or liability owed by the Fund). The Fund’s interest in the Master Fund is valued at an amount equal to the Fund’s shareholder’s equity account in the Master Fund as of September 30, 2013, which approximates fair value. Because the Fund invests substantially all of its assets in the Master Fund, the financial statements of the Master Fund are attached which include the accounting policies and disclosures, including the Master Fund’s securities valuation policies and disclosures related to the leveling of securities.

b.	Allocations from the Master Fund

The Fund records its proportionate share of the Master Fund’s income, expenses and realized and unrealized gains and losses.

c.	Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Fund will be recognized on an accrual basis. Expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Because the Fund bears its proportionate share of the management fees of the Master Fund, the Fund pays no direct management fee to the Investment Manager.

6

GOTTEX MULTI-ASSET ENDOWMENT FUND – II

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2013 to September 30, 2013 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income Tax Information and Distributions to Shareholders

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the Fund’s 2010-2012 open tax returns or expected to be taken in the 2013 tax return, as defined by Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the period ended September 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

At March 31, 2013, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of year end were as follows:

Gross unrealized appreciation	$1,575,419
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$1,575,419
Tax cost	$28,938,135

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

7

GOTTEX MULTI-ASSET ENDOWMENT FUND – II

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2013 to September 30, 2013 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income Tax Information and Distributions to Shareholders (continued)

As of March 31, 2013, the components of accumulate earnings on a tax basis were as follows:

Undistributed ordinary income	$128,683
Undistributed long-term capital gains	4,443
Tax accumulated earnings	133,126
Unrealized appreciation	1,575,419
Total accumulated earnings	$1,708,545

The tax character of distributions paid during the year ended March 31, 2013 was as follows:

Ordinary income	$1,274,251

e.	Cash

Cash, if any, includes amounts held in interest bearing money market accounts.  Such amounts, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g.	Recently Issued Accounting Pronouncements

In June 2013, Financial Accounting Standard Board issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures

3.	RELATED PARTY TRANSACTIONS AND OTHER

The Fund and Master Fund have each entered into an investment advisory agreement with the Adviser.  In consideration of services provided by the Adviser, the Master Fund pays the Adviser a monthly management fee computed at the annual rate of 1.00% of the Master Fund’s net asset value.  The Fund indirectly incurs the Adviser and Sub-Adviser fees as a shareholder in the Master Fund. For the period ended September 30, 2013, the total management fee allocated from the Master Fund was $158,712 and the total sub-advisory fees allocated from the Master Fund were $18,470 both of which are included in the total expenses allocated from the Master Fund.

The Master Fund will also pay the Adviser a performance-based incentive fee (the “Incentive Fee”) after the end of each twelve-month period ending on the Master Fund’s fiscal year-end, which is subject to a hurdle as described in the notes to the Master Fund’s financial statements included elsewhere in this report.

Currently, the Adviser has agreed to voluntarily waive any Incentive Fee that may accrue to the Adviser from the Master Fund.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Adviser has agreed to pay or absorb the ordinary operating expenses of the Fund (which includes organizational and offering expenses, as well as the portion of the Master Fund’s fees and expenses borne by the Fund, but excludes

8

GOTTEX MULTI-ASSET ENDOWMENT FUND – II

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2013 to September 30, 2013 (continued)

3.	RELATED PARTY TRANSACTIONS AND OTHER (continued)

any Incentive Fees, the Sub-Advisory Fees, acquired fund fees and expenses, interest, brokerage commissions and extraordinary expenses of the Fund and Master Fund, as applicable, and any other expenses not incurred in the ordinary course of the Fund’s and Master Fund’s business) to the extent necessary to limit the ordinary operating expenses of the Fund to 1.65% per annum of the Fund's average monthly net asset value (the "Expense Limitation").  In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses paid or absorbed in excess of the Expense Limitation for a period not to exceed two years from the end of the fiscal year in which they were incurred and will reimburse the Adviser such amounts, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation in effect at the time of reimbursement.

During the period ended September 30, 2013, the Adviser reimbursed the Fund $123,107 for amounts in excess of the Expense Limitation. At September 30, 2013, $154,921 is subject to recoupment by the Adviser through March 31, 2014, $416,521 is subject to recoupment by the Adviser through March 31, 2015 and $123,107 is subject to recoupment by the Adviser through March 31, 2016.

Since the organization of the Fund, organizational expenses of $45,035 have been reimbursed by the Adviser and are subject to recoupment until March 31, 2014.  Offering costs of $162,603 have been amortized to expense over twelve months on a straight-line basis since January 1, 2012, commencement of operations, and are subject to recoupment pursuant to the Expense Limitation Agreement discussed above.

Foreside Fund Services, LLC (“Foreside”) serves as principal underwriter and distributor of the Fund’s Shares.  The Fund is not subject to an ongoing distribution fee.

At September 30, 2013, Shareholders who are affiliated with the Adviser owned $14,995,132 (46.18% of Shareholders’ Equity) of the Fund.

The Board has approved modifying the investment management fee structure of the Master Fund subject to the modifications being approved by shareholders. The modifications include: (a) elimination of the Incentive Fee; and (b) an increase in the asset-based fee Management Fee from 1.0% to 1.5% (together, the “Modified Fee”).

The Modified Fee is not effective as it remains subject to shareholder approval at a shareholder meeting. Prior to that time, a proxy statement describing the Modified Fee and the reasons for its approval by the Trustees of the Fund will be filed with the SEC and distributed to shareholders.

4.	ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

UMB Bank, N.A. provides custodial services for the Fund. J.D. Clark & Company, a division of UMB Fund Services, Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. The Fund pays a monthly fee to the custodian and administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2013, the total accounting and administration fees were $20,015.

5.	RISK FACTORS

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.  The value of the Master Fund's investments can be reduced as a result of unsuccessful allocations among Asset Classes, including the poor performance of one or more Asset Classes, the Adviser's or a Portfolio Manager's employment of unsuccessful investment strategies, the Adviser's poor selection of Portfolio Managers or Portfolio Funds, poor economic growth, pronounced market volatility, and political and legal developments.  Further, the Master Fund's use of leverage, short sales or derivative transactions can result in significant losses to the value of the Master Fund’s investments. Shareholders should refer to the Fund’s prospectus and corresponding statement of additional information for a more complete list of risk factors.  No guarantee or representation is made that the investment objective will be met.

9

GOTTEX MULTI-ASSET ENDOWMENT FUND – II

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2013 to September 30, 2013 (continued)

6. ALLOCATION OF SHAREHOLDERS’ EQUITY

The Fund sells Shares at their offering price, which is equal to the "net asset value" per Share. The net asset value of the Fund will be computed as of the close of business on the following days: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any Shares are purchased; or (iv) any day as of which the Fund repurchases any Shares. The Fund's net asset value is the value of the Fund's assets less its liabilities, and its net asset value per Share equals that net asset value divided by the number of then issued and outstanding Shares.

7.	CAPITAL SHARE TRANSACTIONS

Shares will be offered in a continuous offering for purchase monthly, as of the first day of each month (each day, a “Closing Day”), at the Fund’s then-current net asset value per Share (determined as of the close of the preceding month). The minimum initial investment in a Fund by a shareholder is $50,000. Subsequent investments must be at least $10,000. However, the minimum investment requirements may be reduced or waived for investments by personnel of the Adviser and its affiliates, and members of their immediate families, and as may be determined by the Board. Because the Fund is a closed-end fund, no shareholder will have the right to require the Fund to redeem its shares. No public market exists for the shares, and none is expected to develop. Consequently, investors will not be able to liquidate their investment other than as a result of repurchases of shares by the Fund or in the event of a mandatory redemption. For the year ended March 31, 2013 and the period ended September 30, 2013, transactions in shares were as follows:

Shares outstanding, March 31, 2012	3,045,187
Shares issued	156,115
Reinvested distributions	84,044
Shares redeemed	(364,609)
Shares outstanding, March 31, 2013	2,920,737
Shares issued	230,762
Shares redeemed	(65,722)
Shares outstanding, September 30, 2013	3,085,778

8.	REPURCHASE OF SHARES

The Board may, from time to time at its sole discretion, cause the Fund to repurchase Shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Shares, the Board will consider, among other things, the recommendation of the Adviser. In an effort to provide some liquidity for investors, the Adviser expects to recommend that the Fund makes offers to repurchase up to 8% of its Shares as of the end of each calendar month at the then-current net asset value. The Board, in its discretion, must determine whether to approve each such offer (and for what amount).  There can be no assurance that the Fund will make such repurchase offers, nor that shareholders tendering Shares for repurchase in any offer will have all of their tendered Shares repurchased by the Fund.

9.	INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

*****

10

GOTTEX MULTI-ASSET ENDOWMENT FUND – II

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)

Proxy Voting

A description of the policies and procedures the Master Fund uses to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling (800) 504-9070 or on the SEC’s website at http://www.sec.gov. A copy of the Master Fund’s voting record for the most recent 12-month period ended June 30 is available at the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and the Fund makes the information on Form N-Q available upon request without charge.

11

GOTTEX MULTI-ASSET ENDOWMENT FUND – II

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)(continued)

Advisory Agreement Approval

At a meeting of the Board of Trustees of Gottex Multi-Asset Endowment Fund - II (the "Fund") held on September 4, 2013, all of the Trustees, including all of the Independent Trustees, renewed the investment advisory agreement (the "Advisory Agreement") between the Fund and Gottex Fund Management, Ltd. (the "Adviser") and sub-investment advisory agreements among the Gottex Multi-Asset Endowment Master Fund (the “Master Fund” and together with the Fund, the “Funds”), the Adviser and each of Kennedy Capital Management, Inc. (“Kennedy”), and SG Capital Management, LLC (“SG”) (the "Sub-Advisers") (the "Sub-Advisory Agreements" and collectively with the Advisory Agreement, the "Agreements"), each for an additional one year period. The Fund is a feeder fund in a master/feeder structure and invests substantially all of its assets in the Master Fund. The Fund has the same investment objective and substantially the same policies as those of the Master Fund, which is also advised by the Adviser and Sub-Advisers. As a result, the Board considered the Master Fund’s advisory agreement and sub-advisory agreements together with the Fund’s Advisory Agreement (together referred to as the “Agreements”).

In considering whether to renew the Agreements, the Board reviewed various materials from counsel and from the Adviser and Sub-Advisers (the “Meeting Materials”) which included: (i) information concerning the services rendered to the Funds by the Adviser and Sub-Advisers and the fees to be paid by the Funds to the Adviser and Sub-Advisers; (ii) information concerning the individuals responsible for the day to day management of the Funds’ assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) The nature, extent and quality of services provided by the Adviser

The Trustees discussed and reviewed the nature, extent and quality of services that the Adviser provides to the Funds. The Trustees reviewed the financial statements of the Adviser and its parent company. The Trustees discussed the importance of the Adviser, on an ongoing basis, having adequate resources (including capital and personnel) so as to provide meaningful and appropriate support for its operations, including for purposes of its performance of its obligations, and the provision of quality services, as investment adviser to the Fund. The Trustees noted that there had been no turnover in the persons managing the Fund. The Trustees also noted the Adviser’s representation that its current financial condition enables it to continue to provide at least the same level of quality of services currently being provided. The Trustees also noted the Sub-Advisers’ assets under management and financials as included in the Meeting Materials.

The Trustees next reviewed the services provided by the Adviser and the Sub-Advisers to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Funds, the Board discussed, in detail, with representatives of the Adviser, management of the Funds’ investments in accordance with the Funds’ stated investment objective and policies and the types of transactions that are entered into on behalf of the Funds. The Board also noted that the Adviser provides, at its own expense, facilities necessary for the operation of the Funds and makes personnel available to serve as the senior officers of the Fund, including the Chief Compliance Officer, the Chief Legal Officer, the Principal Executive Officer and the Principal Financial Officer. The Board reviewed the terms of the Agreements and observed the relatively broad scope of services provided to the Funds thereunder. Based on its review of the information provided at the meeting (including the performance information discussed below), and the discussions with the representatives of the Adviser and counsel to the Funds at the meeting, the Board concluded that the Funds were receiving the services required from the Adviser and the Sub-Advisers under the Agreements and that the quality of these services were satisfactory.

(b) Investment performance of the Master Fund and Adviser

The Trustees reviewed the performance of the Adviser and each of the Sub-Advisers (to the Master Fund) relative to other investment vehicles managed by them, as well as other comparable registered funds. The Trustees also considered information showing the Fund’s monthly performance for the monthly and annual periods since its inception and the performance of the Fund in comparison to various indices.

The Board observed the Master Fund’s underperformance relative to its benchmark, noting that the Adviser is undertaking measures to improve the Master Fund’s relative performance, including adjusting certain of the investment processes used to employ the Master Fund’s strategies. The Trustees also observed that the performance record of the Master Fund is still short-term as it has not even achieved two full years of performance. The Trustees also noted that the Adviser is actively engaged in reviewing the performance of the Sub-Advisers. The Board also observed Kennedy’s relative underperformance, but noted management’s ongoing monitoring of the sleeve managed by Kennedy. The Trustees observed that the performance of SG met expectations.

12

GOTTEX MULTI-ASSET ENDOWMENT FUND – II

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)(continued)

(c) Cost of the services provided and profits realized by the Adviser and Sub-Advisers from their relationships with the Funds

The Trustees then considered the cost of the services provided by the Adviser and the Sub-Advisers, and reviewed the fees paid pursuant to the Agreements. The Board acknowledged that at its meeting on March 11, 2013 it approved modifying the investment management fee structure of the Master Fund, subject to the modifications being approved by shareholders, including: (a) elimination of the Incentive Fee; and (b) an increase in the asset-based Management Fee from 1.0% to 1.5%. It was pointed out that because shareholders have not yet considered the foregoing proposals, they are not yet effective. The Board thus considered renewal of the existing advisory agreement with its current fee structure in place. It was observed that, due to the Fund’s master/feeder structure, the Adviser is only paid fees by the Master Fund. It was noted that the fees paid under the current structure could be broken down into two parts, a fixed fee and the variable or performance-based incentive fee. It was explained that under the current fee structure, the Master Fund pays the Adviser a fixed management fee of 1.00% and a performance-based incentive fee in an amount equal to 5% of the Master Fund’s net profits that are in excess of a 5% hurdle, plus a “catch up” provision entitling the Adviser to receive an Incentive Fee with respect to the portion of net profits equal to the amount of the hurdle for the applicable period. It was observed that as of April 1, 2013, the Adviser has voluntarily agreed to waive any Incentive Fee that may accrue to the Adviser from the Fund. The Board also reviewed the sub-advisory fees paid by the Master Fund to SG and Kennedy. It was observed that the Board should have a reasonable basis to accord significant weight to management’s renewal recommendations for the Sub-Advisers given that those arrangements were negotiated by the Adviser, at arm’s length, with unaffiliated entities. The Trustees also considered the information contained in the Meeting Materials, which contained a report showing a comparison of the fees and expenses of the Funds compared with fees and expenses of peer registered alternative funds that compete directly with the Fund (the “Fee Comparison Chart”). The Board reviewed the Fee Comparison Chart and also discussed the Funds’ fees and total expense ratios, as well as the fees and expense ratios of other funds managed by the Adviser and the two Sub-Advisers. The Trustees considered that, in addition to the fees paid under the Advisory and Sub-Advisory Agreements, each Feeder Fund also bears its pro rata portion of the advisory fees charged by the portfolio funds in which the Master Fund invests. The Board also took into account the Adviser’s current agreement to cap the Fund’s expenses to the extent necessary to limit the ordinary operating expenses of the Fund to 1.65% per annum of the Fund’s average monthly net assets (subject to possible reimbursement by the Fund to the Adviser). The Trustees considered both the services rendered and the fees paid under the Advisory and Sub-Advisory Agreements. The Trustees observed that the Funds’ management fees (including sub-advisory fees) were within the range of fees paid by the Funds’ peer group competitors. Based on its review, the Board concluded that the levels of the Funds’ management fees and sub-advisory fees were fair and reasonable.

The profitability realized by the Adviser was also considered. The Board relied principally on information contained in the Profitability Analysis included with the Meeting Materials, which showed that the Adviser earned no profit from the Gottex Registered Funds given the waivers/reimbursements associated with the applicable expense limitations. The Board determined after reviewing the information contained in the Profitability Analysis, that in light of the facts presented (including the limited assets of the Funds), there was no current profitability to the Adviser from the Funds.

13

GOTTEX MULTI-ASSET ENDOWMENT FUND – II

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)(continued)

(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale

With regard to economies of scale, the Trustees noted that economies of scale are realized when a fund’s assets increase significantly. Because the Fund asset levels have not grown to any appreciable scale, it was observed that economies of scale were not relevant at this time. The Trustees determined that they would revisit this issue next year.

Conclusion

Based on all of the foregoing, and such other matters that were deemed relevant, the Independent Trustees found the Funds’ advisory and sub-advisory fees to be fair and reasonable in light of the services being provided by the Adviser. No single factor reviewed by the Trustees was determinative of the decision. Based on this determination, all of the Trustees who were present at the September 4, 2013 meeting, including all of the Independent Trustees, approved each of the Agreements for an additional one year period.

14

Gottex Multi-Asset Endowment Master Fund
(a Delaware Statutory Trust)
Financial Statements

For the Period April 1, 2013 to September 30, 2013
(unaudited)

Gottex Multi-Asset Endowment Master Fund
(a Delaware Statutory Trust)

For the Period April 1, 2013 to September 30, 2013
(unaudited)

Table of Contents

Schedule of Investments	1-5
Statement of Assets, Liabilities and Shareholders' Equity	6
Statement of Operations	7
Statements of Changes in Shareholders' Equity	8
Statement of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	11-21
Other Information	22-25

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited)
September 30, 2013

Number
of Shares		Fair Value
	COMMON STOCKS - 9.2%
	CONSUMER DISCRETIONARY - 1.1%
917	Asbury Automotive Group, Inc. (1)	$48,784
1,700	Brunswick Corp.	67,847
273	Children's Place Retail Stores, Inc. (The) (1)	15,793
478	Conn's, Inc. (1)	23,914
562	Deckers Outdoor Corp. (1)	37,047
1,404	Finish Line, Inc. (The), Class A	34,918
698	Jos. A. Bank Clothiers, Inc. (1)	30,642
2,242	Tempur Sealy International, Inc. (1)	98,558
633	Wolverine World Wide, Inc.	36,860
		394,363

	CONSUMER STAPLES - 0.2%
312	Cal-Maine Foods, Inc.	14,998
1,109	WD-40 Co.	71,974
		86,972

	ENERGY - 0.4%
1,466	Bill Barrett Corp. (1)	36,811
1,570	Cloud Peak Energy, Inc. (1)	23,032
1,839	Comstock Resources, Inc.	29,259
295	Geospace Technologies Corp. (1)	24,864
611	SM Energy Co.	47,163
		161,129

	FINANCIALS - 0.6%
1,804	Boston Private Financial Holdings, Inc.	20,006
1,580	FirstMerit Corp.	34,318
376	Home Loan Servicing Solutions, Ltd.	8,276
1,149	Investors Bancorp, Inc.	25,163
1,107	LaSalle Hotel Properties - REIT	31,572
2,481	Northfield Bancorp, Inc.	30,119
2,083	Old National Bancorp	29,579
621	UMB Financial Corp.	33,745
		212,778

	HEALTH CARE - 0.9%
388	Analogic Corp.	32,064
1,401	AngioDynamics, Inc. (1)	18,493
825	ArthroCare Corp. (1)	29,354
175	Bio-Rad Laboratories, Inc., Class A (1)	20,573
4,236	Cynosure, Inc., Class A (1)	96,623
661	Haemonetics Corp. (1)	26,361
318	Hill-Rom Holdings, Inc.	11,394
1,272	Masimo Corp.	33,886
752	STERIS Corp.	32,306
1,053	West Pharmaceutical Services, Inc.	43,331
		344,385

See notes to financial statements.

1

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited) (continued)
September 30, 2013

Number
of Shares		Fair Value
	INDUSTRIALS - 2.8%
947	Actuant Corp., Class A	$36,782
2,436	Apogee Enterprises, Inc.	72,184
10,801	Builders FirstSource, Inc. (1)	63,510
2,059	Clean Harbors, Inc. (1)	120,781
972	Donaldson Co., Inc.	37,062
821	Expeditors International of Washington, Inc.	36,173
2,250	Foster Wheeler AG (1) (9)	59,265
4,324	II-VI, Inc. (1)	81,291
6,581	InnerWorkings, Inc. (1)	64,625
1,753	KAR Auction Services, Inc.	49,452
2,004	Korn/Ferry International (1)	42,886
1,231	Mistras Group, Inc. (1)	20,927
1,401	Old Dominion Freight Line, Inc. (1)	64,432
577	Powell Industries, Inc. (1)	35,364
2,123	Quanta Services, Inc. (1)	58,404
3,621	Republic Airways Holdings, Inc. (1)	43,072
1,307	Rollins, Inc.	34,649
692	Thermon Group Holdings, Inc. (1)	15,992
1,553	Universal Forest Products, Inc.	65,210
1,024	Woodward, Inc.	41,810
		1,043,871

	INFORMATION TECHNOLOGY - 2.6%
767	ADTRAN, Inc.	20,433
2,561	Atmel Corp. (1)	19,054
604	ATMI, Inc. (1)	16,018
16,191	Extreme Networks, Inc. (1)	84,517
866	FARO Technologies, Inc. (1)	36,519
1,722	Global Payments, Inc.	87,960
3,149	Harmonic, Inc. (1)	24,184
6,692	JDS Uniphase Corp. (1)	98,439
3,094	Microsemi Corp. (1)	75,030
1,677	MICROS Systems, Inc. (1)	83,749
2,082	NETGEAR, Inc. (1)	64,250
942	Oplink Communications, Inc. (1)	17,728
599	OSI Systems, Inc. (1)	44,554
1,038	PTC, Inc. (1)	29,542
2,690	Rambus, Inc. (1)	25,286
583	Silicon Laboratories, Inc. (1)	24,900
6,265	Super Micro Computer, Inc. (1)	84,828
6,785	Sykes Enterprises, Inc. (1)	121,384
733	Trimble Navigation, Ltd. (1)	21,777
		980,152

	MATERIALS - 0.5%
2,538	AMCOL International Corp.	82,942
502	Haynes International, Inc.	22,715
339	Innophos Holdings, Inc.	17,892
1,086	LSB Industries, Inc. (1)	36,414
1,882	US Concrete, Inc. (1)	37,753
		197,716

See notes to financial statements.

2

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited) (continued)
September 30, 2013

Number of
Shares/Units		Fair Value
	UTILITIES - 0.1%
832	MDU Resources Group, Inc.	$23,271
	TOTAL COMMON STOCKS	3,444,637
	(Identified Cost $3,200,842)

	EXCHANGE TRADED FUNDS & MUTUAL FUNDS - 20.5%
	GLOBAL EQUITY - 16.4%
61,895	Bogle Investment Management Small Cap Growth Fund (1)	1,940,400
52,406	iShares MSCI United Kingdom ETF	1,028,206
26,438	SPDR EURO STOXX 50 ETF	1,015,484
6,751	SPDR S&P 500 ETF Trust	1,134,235
9,858	Vanguard FTSE Emerging Markets ETF	395,651
12,416	Wisdom Tree Japan Hedged Equity Fund	595,099
		6,109,075

	FIXED INCOME - 4.1%
113,694	Templeton Global Total Return Fund	1,511,000
	TOTAL EXCHANGE TRADED FUNDS & MUTUAL FUNDS	7,620,075
	(Identified Cost $7,279,231)

	HEDGE FUNDS - 35.4%
	COMMODITY TRADING ADVISORS - 1.9%
2,762	Blue Trend Fund Ltd., Class B (1) (5)	704,284

	CREDIT - 3.5%
1,039	Whitebox Multi-Strategy Fund, Ltd. (1) (6)	1,308,076

	EQUITY - 8.4%
N/A(8)	Jana Nirvana Fund L.P. (1) (6)	783,411
1,100	Jet Capital Concentrated Offshore Fund, Ltd. (1) (5)	1,162,885
365	Pine River Fund, Ltd., Class A (1) (2) (6) (7)	1,199,381
		3,145,677

	FIXED INCOME - 5.0%
903	KLS Diversified Fund Ltd. (1) (6)	886,308
N/A(8)	Obsidian Fund LLC (The), Class C (1) (5)	973,541
		1,859,849

	INFLATION PROTECTION - 3.8%
81,007	Duff & Phelps Real Estate Securities Trust (1) (5)	1,409,362

	MACRO - 10.1%
5,716	AllBlue Ltd., Class A (1) (6)	1,088,130
501	Global Strategy LLC (1)	512,192
11,429	Graham Global Investment Fund II, Ltd. (1) (5)	1,279,328
640	Stratus Feeder, Ltd., Class B (1) (5)	885,652
		3,765,302

See notes to financial statements.

3

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited) (continued)
September 30, 2013

Number
of Shares/Units		Fair Value
	VOLATILITY - 2.7%
925	BlueMountain Equity Alternatives Fund, Ltd. (1) (6) (7)	$987,581
	TOTAL HEDGE FUNDS	13,180,131
	(Identified Cost $12,427,298)

	PRIVATE EQUITY & SPECIAL OPPORTUNITIES - 5.6%
	BUYOUT - 5.6%
55,942	Graphite Enterprise Trust PLC	481,728
82,496	NB Private Equity Partners	744,114
96,890	Princess Private Equity Holding, Ltd. (1)	864,972
	TOTAL PRIVATE EQUITY & SPECIAL OPPORTUNITIES	2,090,814
	(Identified Cost $1,854,036)

	TOTAL INVESTMENTS - 70.7%	26,335,657
	(Identified Cost $24,761,407)

	SHORT-TERM INVESTMENTS - 17.8%
	MONEY MARKET FUND - 17.8%
	Federated Prime Obligations Fund, 0.03% (3)	6,627,373
	TOTAL SHORT-TERM INVESTMENTS	6,627,373
	(Identified Cost $6,627,373)

	TOTAL INVESTMENTS AND SHORT TERM INVESTMENTS - 88.5%
	(Identified Cost $31,388,780)	32,963,030
	OTHER ASSETS AND LIABILITIES - 11.5%	4,263,289
	TOTAL SHAREHOLDERS' EQUITY - 100.0%	$37,226,319

	All percentages are based on Shareholders' Equity.

(1)	Non-income Producing.
(2)	Withdrawals from this portfolio fund are permitted after three month lock-up period from the date of the initial investment.
(3)	The rate shown is the annualized 7-day yield as of September 30, 2013.
(4)	Withdrawals from this portfolio fund are permitted on a bi-monthly basis.
(5)	Withdrawals from this portfolio fund are permitted on a monthly basis.
(6)	Withdrawals from this portfolio fund are permitted on a quarterly basis.
(7)	The Underlying Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Underlying Fund.
(8)	The Fund is not share or unit based and therefore does not hold shares or units, but instead has a member's capital balance.
(9)	Foreign security denominated in U.S. dollars.

ETF - Exchange Traded Fund PLC - Public Limited Company REIT - Real Estate Investment Trust

INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS
Investment types as a percentage of total investments and short term investments are as follows:

See notes to financial statements.

4

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited) (continued)
September 30, 2013

				Unrealized
Number			Notional	Appreciation/
of Contracts		Ccy	Amount	(Depreciation)
	FUTURES CONTRACTS
	FUTURES CONTRACTS PURCHASED
31	December 2013 E-Mini S&P 500 Index Futures	USD	$2,595,165	$(26,118)
56	December 2013 Euro STOXX 50 Index Futures	EUR	€1,612,240	(757)
17	December 2013 Nikkei 225 Index Futures	USD	$1,242,275	17,000
				(9,875)

	FUTURES CONTRACTS SOLD
(21)	December 2013 Russell 2000 Mini Index Futures	USD	2,249,940	(41,580)
	TOTAL FUTURES CONTRACTS			(51,455)

	TOTAL RETURN SWAP

	Pay/					Premium	Unrealized
	Receive	Financing	Valuation		Notional	Paid	Appreciation/
Counterparty/Fund Interests	Total Return	Rate	Date	Ccy	Amount	(Received)	(Depreciation)
Deutsche Bank AG/
PanAgora Diversified Arbitrage Off-Shore Fund, Ltd.	Receive	0.50%	5/31/2014	USD	$2,675,000	$2,675,000	$(39,457)
(Concluded)

See notes to financial statements.

5

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

Statement of Assets, Liabilities and Shareholders' Equity (unaudited)

September 30, 2013

Assets
Investments, at fair value (cost $24,761,407)	$26,335,657
Short-Term investments, at fair value (cost $6,627,373)	6,627,373
Cash denominated in foreign currencies held with broker (cost $74,624)	75,554
Cash held with broker	1,260,109
Premium paid on open swap contract	2,675,000
Receivable for investments sold	1,094,282
Dividends receivable	10,103
Prepaid assets	2,898
Total Assets		$38,080,976

Liabilities
Payable for shares repurchased	281,399
Payable for investments purchased	222,641
Payable for daily variation margin on future contracts	51,455
Payable for unrealized depreciation on open swap contract	39,457
Payable for forward foreign currency contracts	7,946
Payable to Adviser	140,492
Professional fees payable	66,472
Accounting and administration fees payable	15,445
Payable to Sub-Advisers	9,741
Custody fees payable	9,433
Directors' fees payable	1,250
Other payable	8,926
Total Liabilities		854,657

Shareholders' Equity		$37,226,319

Shareholders' Equity consists of:
Shareholders' Equity paid-in		$35,309,009
Distributions in excess of net investment income		(715,197)
Accumulated net realized gain on investments, futures contracts, forward contracts, options and foreign currency		1,156,185
Accumulated net unrealized appreciation on investments, futures contracts, swap contracts, forward contracts and foreign currency		1,476,322

Total Shareholders' Equity		$37,226,319

Number of Shares Outstanding		3,515,641

Net Asset Value per Share		$10.59

See notes to financial statements.

6

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Statement of Operations (unaudited)
For the Period from April 1, 2013 to September 30, 2013

Income
Dividends	$199,826
		$199,826

Expenses
Management fee (Note 5)	182,989
Professional fees	52,492
Accounting and administration fees	36,449
Custody fees	32,133
Sub-Advisory fees (Note 5)	21,309
Insurance premiums	15,387
Tax expenses	3,432
Directors' fees	2,500
SEC fees	2,353
Line of credit interest expense	132
Other fees	14,665
		363,841

Net Investment Loss		(164,015)

Net Realized Gains and Unrealized Depreciation on Investments, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency

Net realized gains on investments, futures contracts, forward contracts and foreign currency		563,745
Net change in unrealized depreciation on investments, futures contracts, swap contracts, forward contracts and foreign currency		(273,059)
Net Realized Gains and Unrealized Depreciation on Investments, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency		290,686

Net Increase in Shareholders' Equity from Operations		$126,671

See notes to financial statements.

7

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Statements of Changes in Shareholders' Equity

	For the Period April 1, 2013
	to September 30, 2013	For the Year Ended
	(unaudited)	March 31, 2013
Operations
Net investment loss	$(164,015)	$(363,633)
Net realized gains on investments, futures contracts, forward contracts, options and foreign currency	563,745	1,299,292
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, swap contracts, forward contracts and foreign currency	(273,059)	596,139
Net increase in shareholders' equity from operations	126,671	1,531,798

Distributions to shareholders
From net investment income	-	(454,540)
From net realized gains on investments	-	(587,798)
Net change in shareholders' equity from distributions to shareholders	-	(1,042,338)

Capital Share Transactions
Subscriptions	3,188,873	4,402,448
Reinvested distributions	-	1,042,338
Redemptions	(1,225,450)	(4,506,898)
Net change in shareholders' equity from capital share transactions	1,963,423	937,888

Total Increase	2,090,094	1,427,348

Shareholders' Equity
Beginning of period	35,136,225	33,708,877
End of period	$37,226,319	$35,136,225
Distributions in excess of net investment income	$(715,197)	$(551,182)

See notes to financial statements.

8

Gottex Multi-Asset Endowment Master Fund

(a Delaware Statutory Trust)

Statement of Cash Flows (unaudited)

For the Period from April 1, 2013 to September 30, 2013

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in shareholders' equity from operations	$126,671
Adjustments to reconcile net increase in shareholders' equity from operations to net cash used in operating activities:
Net realized gains on investments and foreign currency	(709,062)
Net change in unrealized depreciation on investments and foreign currency	202,163
Purchases of long-term investments	(22,619,729)
Net (purchases) sales of short-term investments	(5,292,460)
Premium paid on open swap contract	(2,675,000)
Proceeds from investments sold	28,927,133
Changes in assets and liabilities:
Increase in receivable for investments sold	(124,131)
Decrease in investments in Portfolio Funds paid in advance	700,000
Increase in dividends receivable	(1,641)
Decrease in prepaid assets	15,053
Increase in payable for investments purchased	113,552
Increase in payable for daily variation margin on futures contracts	23,493
Increase in payable for unrealized depreciation on open swap contract	39,457
Increase in payable for forward foreign currency contracts	7,946
Increase in payable to Adviser	4,878
Increase in professional fees payable	23,368
Decrease in accounting and administration fees payable	(1,801)
Decrease in payable to Sub-Advisers	(2,225)
Increase in custody fees payable	3,338
Increase in other payable	5,187
Net Cash Used in Operating Activities	(1,233,810)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from subscriptions	3,188,873
Proceeds from redemptions	(1,107,419)
Net Cash Provided by Financing Activities	2,081,454

Exchange rate effect on cash	(19,441)

Net change in cash	828,203

Cash at beginning of period	507,460

Cash at end of period	$1,335,663

See notes to financial statements.

9

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Financial Highlights

	For the Period April 1, 2013 to		For the Period January 1, 2012	(Commencement of
	September 30, 2013		For the Year Ended	Operations)
	(unaudited)		March 31, 2013	to March 31, 2012
Net Asset Value, beginning of period	$10.55		$10.42	$10.00	(1)
Income from investment operations:
Net investment income (loss)	(0.04)		0.02	(0.03)
Net realized gain and unrealized appreciation on investments	0.08		0.45	0.45
Total from investment operations	0.04		0.47	0.42

Distributions to shareholders
From net investment income	-		(0.15)	-
From net realized gains	-		(0.19)	-
Total distributions to shareholders	-		(0.34)	-

Net Asset Value, end of period	$10.59		$10.55	$10.42

Total Return (2)	0.38	%(3)	4.60%	4.20	%(3)
Net investment loss	(0.90	)%(4)	(1.08)%	(2.35	)%(4) (5)
Total expenses	2.00	%(4)	2.28%	3.34	%(4) (5)
Shareholders' Equity, end of period (in thousands)	$37,226		$35,136	$33,709
Portfolio Turnover	82.38	%(3)	133.79%	27.93	%(3)

(1)	The net asset value as of the beginning of the period, January 1, 2012 (Commencement of Operations) represents the initial net asset value per common share of $10.00.

(2)	Total return reflects the change in net asset value, inclusive of performance of the Master Fund adjusted for cash flows related to capital subscriptions or redemptions during the period, as there is no public market for the Master Fund's shares.

(3)	Not annualized.

(4)	Annualized.

(5)	The Organizational fees are not annualized for the ratio calculation.

See notes to financial statements.

10

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2013 to September 30, 2013

1.	ORGANIZATION

The Gottex Multi-Asset Endowment Master Fund (the “Master Fund”) was organized on May 3, 2010 as a Delaware statutory trust that is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Master Fund is managed by Gottex Fund Management, Ltd. (the “Adviser”), a Delaware corporation registered under the Investment Advisers Act of 1940, as amended. The Master Fund's investment objective is to seek maximum total return, primarily through seeking capital appreciation and/or income, consistent with an acceptable level of risk (as determined by the Adviser). The Master Fund pursues this objective by employing a multi-asset, multi-strategy, "endowment style" investment program under which it will seek to construct a broadly-diversified portfolio that attempts to capture longer-term appreciation, notwithstanding possible losses and/or volatile investment performance in the short-term, through the identification of investment opportunities across a broad range of alternative and traditional assets in multiple asset categories (the "Asset Classes"). The Master Fund will invest in the Asset Classes either: (i) indirectly, through investments in private investment funds, exchange-traded funds or other pooled investment vehicles (collectively, "Portfolio Funds") (which may include vehicles commonly known as "hedge funds") that invest, in whole or in part, in such Asset Classes (or that seek economic exposure to the performance of the Asset Classes); or (ii) directly, as managed by one or more sub-advisers selected by the Adviser ("Sub-Advisers"). Each portion of the Master Fund's investable assets managed by a Sub-Adviser is referred to as a "Portfolio Sleeve" and collectively as "Portfolio Sleeves."

The Master Fund is a master investment portfolio in a master-feeder structure. Gottex Multi-Asset Endowment Fund – I (“Feeder I”) and Gottex Multi-Asset Endowment Fund – II (“Feeder II”, collectively with Feeder I “the Feeder Funds”) invest substantially all of their assets, in the shares of beneficial interest (“Shares”) of the Master Fund and are members of the Master Fund (“Members”). As of September 30, 2013, Feeder I owns 12.92% and Feeder II owns 87.08% of the Master Fund’s shares.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S. GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation

As permitted under U.S. GAAP, the Master Fund’s investments in the Portfolio Funds are valued, as a practical expedient, utilizing the net asset valuations (“NAVs”) provided by the Portfolio Funds, without adjustment, when the net asset valuations of the investments are calculated (or adjusted by the Master Fund if necessary) in a manner consistent with U.S. GAAP for investment companies in accordance with procedures established by the Board of Trustees (the “Board”).  Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents.  Valuations of the securities held by the Portfolio Funds may be subject to estimates and NAVs are net of management and performance incentive fees or allocations payable by the Portfolio Funds. The Master Fund applies the practical expedient to its investments in Portfolio Funds on an investment-by-investment basis, and consistently with the Master Fund’s entire position in a particular investment, unless it is probable that the Master Fund will sell a portion of an investment at an amount different from the net asset valuation. In cases where the practical expedient is not available, or if the Adviser determines it is probable that the Master Fund will sell an investment at an amount different from the net asset valuation, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values used for Portfolio Funds may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Portfolio Funds are included in Level 2 or 3 of the fair value hierarchy (see below for fair value hierarchy definition and leveling table). In determining the level, the Master Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. If the Master Fund has the ability to redeem its investment at the reported net asset value as of the valuation date, the investment is generally included in Level 2 of the fair value hierarchy. If the Master Fund does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in three months as of the valuation date, the investment is included in Level 3 of the fair value hierarchy.

11

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2013 to September 30, 2013 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

a.	Investment Valuation (continued)

Domestic exchange-traded equity securities and ETFs (other than options and other than those that trade on NASDAQ) held directly by the Master Fund, are valued at their last sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices as reported by such exchanges.  Listed options and futures contracts shall be valued: (i) at their last sales prices as reported by the exchange with the highest reported daily volume for such options or futures contracts; or (ii) in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (the "NOCP"); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Master Fund's net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed "stale" and the value will be determined under the Board’s supervision at fair value.  Securities traded on a foreign securities exchange are valued at their last sale prices, subject to the occurrence of significant events, on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices as reported by that exchange. Short-term investments include highly liquid investments with a remaining maturity of 60 days or less. They are valued by the Adviser at amortized cost, which the Board has determined to approximate fair value.

Other securities for which market quotations are not readily available are valued at bid prices as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser with the supervision of the Board.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service.  Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S.  Foreign exchange rates also are determined before such close.  On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value is determined.  When such significant events materially affect the values of securities held by the Master Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The Master Fund follows the provision for fair value measurements which establishes a fair value hierarchy that prioritizes and ranks the inputs in valuation techniques to measure fair value.

The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Portfolio Funds, etc.)

•	Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

12

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2013 to September 30, 2013 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

a.	Investment Valuation (continued)

Investment	Level 1	Level 2	Level 3	Total
Common Stocks	$3,444,637	$-	$-	$3,444,637
ETFs & Mutual Funds	7,620,075	-	-	7,620,075
Hedge Funds	-	11,539,909	1,640,222	13,180,131
Private Equity & Special Opportunities	-	2,090,814	-	2,090,814
Short-Term Investments	6,627,373	-	-	6,627,373
Total	$17,692,085	$13,630,723	$1,640,222	$32,963,030

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$(9,875)	$-	$-	$(9,875)
Futures Contracts Sold	(41,580)	-	-	(41,580)
Total Return Swap	(39,457)	(39,457)
Total	$(51,455)	$(39,457)	$-	$(90,912)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Hedge Funds	Total
Balance as of April 1, 2013	$1,942,421	$1,942,421
Gross Purchases	-	-
Gross Sales	(356,250)	(356,250)
Net Realized Gain/(Loss)	83,863	83,863
Change in Unrealized Appreciation/ (Depreciation)	(29,812)	(29,812)
Transfers out of Level 3*	-	-
Balance as of September 30, 2013	$1,640,222	$1,640,222

*Transfers out of Level 3 to Level 2 in the fair value hierarchy generally occur when lock-up periods on investments in Portfolio Funds are lifted.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1 and 2 as of September 30, 2013, based on levels assigned to Investments on March 31, 2013.

The amount of the net change in unrealized appreciation/depreciation for the period ended September 30, 2013 relating to investments in Level 3 assets still held at September 30, 2013 is $(29,812), which is included as a component of net change in unrealized depreciation on investments in the accompanying Statement of Operations.

The Master Fund had no unfunded commitments at September 30, 2013.

b.	Investment Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded, as soon as the information is available to the Master Fund. Realized gains and losses on the sale of investments in securities and Portfolio Funds redemptions are determined on the identified cost basis.

c.	Macro Market Asset Allocation Overlay

The Master Fund may allocate a portion of its assets to the Macro Market Asset Allocation Overlay managed by the Adviser. Investments in the Macro Market Asset Allocation Overlay may include long and short positions in exchange-traded funds, index and enhanced-index funds, futures, forward contracts, options (including options on futures), swaps, contracts for differences, over-the-counter derivatives, structured notes and other hybrid securities or financial instruments, or traditional equity and debt investments. Trading in these instruments is designed to provide increase or reduced exposures to markets, currencies, interest rates, physical commodities, industry or market sectors and/or global economic or financial conditions. Investments in the Macro Market Asset Allocation Overlay have market risks and may result in losses in excess of the amount invested in such strategy.

13

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2013 to September 30, 2013 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Macro Market Asset Allocation Overlay (continued)

The Master Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2013 through September 30, 2013, the Master Fund entered into fifteen short forward foreign currency exchange contracts. The Master Fund had $89,993 in net realized losses, and a $7,946 change in net unrealized depreciation on forward foreign currency exchange contracts.

At September 30, 2013, the Master Fund had three outstanding short forward foreign currency exchange contracts:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
October 28, 2013	Euro (€)	$1,172,872	€868,303	$1,174,554	($1,682)	Citigroup

October 28, 2013	Euro (€)	$1,084,135	€802,432	$1,085,449	($1,314)	Citigroup

October 28, 2013	GBP (£)	$606,306	£377,667	$611,256	($4,950)	Citigroup

The Master Fund may purchase and sell futures contracts to enhance the risk/return profile through adding opportunities for realizing short-term returns and providing enhanced portfolio diversification. Investments in futures contracts require the Master Fund to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Master Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Investments in futures contracts require initial margin deposits which consist of cash or eligible securities. Investments in futures contracts can be highly speculative and can substantially increase the adverse impact of investment risks to which the Master Fund may be subject.

14

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2013 to September 30, 2013 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Macro Market Asset Allocation Overlay (continued)

During the period ended September 30, 2013 the Master Fund had an average of 24 short and 81 long outstanding futures contracts.

The Master Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue the Master Fund's investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option is a call option with respect to which a portfolio owns the underlying security. The sale of such an option exposes a portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on a portfolio's books to fulfill the obligation undertaken. The sale of such an option exposes a portfolio during the term of the option to a decline in price of the underlying security while depriving the portfolio of the opportunity to invest the segregated assets. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Master Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid and, in such cases, the Master Fund may have difficulty closing out its position. Over-the-counter options purchased and sold by the Portfolio Funds also may include options on baskets of specific securities.

During the period ended September 30, 2013 the Master Fund did not hold any option contracts.

Relevant authoritative accounting guidance establishes disclosure requirements for derivative instruments and hedging activities. It requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

It also requires enhanced disclosures regarding the Master Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at period-end for the Master Fund are disclosed in the Schedule of Investments.

The following table sets forth the fair value of the Master Fund’s derivative contracts by primary risk exposure as of September 30, 2013:

Location
Statement of Assets, Liabilities and Shareholders’ Equity	Type of Derivative	Equity Risk
Payable for daily variation margin on future contracts	Futures	$(51,455)

Payable for unrealized depreciation on open swap contract	Swaps	(39,457)

Payable for forward foreign currency contracts	Forwards	(7,946)

15

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2013 to September 30, 2013 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Macro Market Asset Allocation Overlay (continued)

The following tables set forth by primary risk exposure the Master Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) by type of derivative contract for the period ended September 30, 2013:

Location
Statement of Operations	Type of Derivative	Equity Risk
Net realized gains on investments, futures contracts, forward contracts and foreign currency	Futures	$(55,324)

Statement of Operations	Type of Derivative	Exchange Rate Risk
Net realized gains on investments, futures contracts, forward contracts and foreign currency	Forwards	$(89,993)

Statement of Operations	Type of Derivative	Equity Risk
Net change in unrealized depreciation on investments, futures contracts, swap contracts, forward contracts and foreign currency	Futures	$(23,493)

Statement of Operations	Type of Derivative	Exchange Rate Risk
Net change in unrealized depreciation on investments, futures contracts, swap contracts, forward contracts and foreign currency	Forwards	$(7,946)

Statement of Operations	Type of Derivative	Interest Rate Risk
Net change in unrealized depreciation on investments, futures contracts, swap contracts, forward contracts and foreign currency	Swaps	$(39,457)

The Master Fund is subject to the Financial Accounting Standards Board (“FASB”) “Disclosures about Offsetting Assets and Liabilities” which requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

For financial reporting purposes, the Master Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Statement of Assets and Liabilities. The Master Fund has adopted the new disclosure requirements on offsetting in the following tables:

The following table presents the Master Fund’s derivative liabilities by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Master Fund as of September 30, 2013:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[1]
Variation Margin on Futures	$51,455	$-	$(51,455)	$-

Swap Contracts	39,457	-	(39,457)	-

Forward Contracts	7,946	-	(7,946)	-

1 Net amount represents the net amount payable to the counterparty in the event of default.

16

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2013 to September 30, 2013 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

d.	Master Fund’s Expenses

The Master Fund bears all expenses incurred in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; and expenses of meetings of the Board.

e.	Income Tax Information and Distributions to Shareholders

The Master Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Master Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Master Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more likely- than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Master Fund to analyze tax positions taken in the Master Fund’s open 2010-2012 tax returns or expected to be taken in the 2013 tax return, as defined by Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the period ended September 30, 2013, the Master Fund did not have a liability for any unrecognized tax benefits. The Master Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

At March 31, 2013, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of year end were as follows:

Gross unrealized appreciation	$1,611,948
Gross unrealized depreciation	(868,562)
Net unrealized appreciation (depreciation)	$743,386
Tax cost	$32,708,248

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

17

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2013 to September 30, 2013 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

e.	Income Tax Information and Distributions to Shareholders (continued)

As of March 31, 2013, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$935,366
Undistributed long-term capital gains	95,049
Tax accumulated earnings	1,030,415
Unrealized appreciation	743,386
Other differences	16,838
Total accumulated earnings	$1,790,639

The tax character of distributions paid during the year ended March 31, 2013 was as follows:

Ordinary income	$1,042,338

f.	Cash

Cash, if any, includes amounts held in interest bearing money market accounts.  Such amounts, at times, may exceed federally insured limits.  The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

As of September 30, 2013, the Master Fund had cash and cash denominated in foreign currencies in the amount of $1,335,663 held in brokerage account. No restrictions or collateral apply to the brokerage account.

g.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h.	Recently Issued Accounting Pronouncements

In June 2013, FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Fund’s financial statement disclosures.

3.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2013, cost of purchases and proceeds from sales, redemptions or other dispositions of Master Fund’s investments, other than short-term investments, amounted to $22,619,729 and $28,927,133, respectively.

4.	ALLOCATION OF SHAREHOLDERS’ CAPITAL

The Master Fund sells Shares at their offering price, which is equal to the “net asset value” per Share. The net asset value of the Master Fund will be computed as of the close of business on the following days: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any Shares are purchased; or (iv) any day as of which the Master Fund repurchases any Shares. The Master Fund’s net asset value is the value of the Master Fund’s assets less its liabilities, and its net asset value per Share equals that net asset value divided by the number of then issued and outstanding Shares.

18

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2013 to September 30, 2013 (continued)

5.	MANAGEMENT FEES, INCENTIVE FEES AND RELATED PARTY TRANSACTIONS

The Master Fund has entered into an investment advisory agreement with the Adviser.  In consideration of services provided by the Adviser, the Master Fund pays the Adviser a monthly management fee computed at the annual rate of 1.00% of the Master Fund’s net asset value.   For the period ended September 30, 2013, the total management fee was $182,989.

In addition to the Management Fee, each Portfolio Sleeve of the Master Fund is subject to a sub-advisory fee, payable by the Master Fund to the applicable Sub-Adviser with respect to the assets of the Master Fund that are allocated to that Portfolio Sleeve. The Adviser, in its sole discretion, determines the particular portion of assets to be allocated for management by each Sub-Adviser.  Additional Sub-Advisers may be retained from time to time, subject to the approval of the Board and shareholders of the Master Fund.  The fees payable to the current Sub-Advisers as an annual percentage of the Master Fund’s net assets managed by the Sub-Adviser are as follows:

Sub-Adviser	Sub-Advisory Fee
Kennedy Capital Management, Inc. ( “Kennedy”)	1.00% on the first $30 million
0.90% on the next $20 million
0.80% on amounts over $50 million

SG Capital Management, LLC (“SG”)	1.00%

As of September 30, 2013, Kennedy and SG have been allocated a portion of the Master Fund’s portfolio. For the period ended September 30, 2013, the total sub-advisor fee was $21,309.

The Master Fund will also pay the Adviser a performance-based incentive fee (the “Incentive Fee”) after the end of each period ending on the Master Fund’s fiscal year-end (the “Fiscal Period”).  If there are intra-year share repurchases they will be treated as the Fiscal Period and only that portion of the incentive fee that is proportional to the Master Fund’s assets paid in respect of such share repurchases will be paid to the Adviser for such Fiscal Period. The Incentive Fee with respect to a Fiscal Period is an amount equal to 5.0% of the aggregate amount by which the Master Fund's net profits for such period exceeds the Hurdle (as defined below) plus any Fee Catch-Up (as defined below). For the period ended September 30, 2013, there was no incentive fee paid by the Master Fund. The hurdle (the “Hurdle”) for a Fiscal Period is an amount equal to an annualized rate of 5.0% multiplied by the Master Fund's Prior High NAV (which is the greater of: the net asset value of the Master Fund as of the first day of such Fiscal Period, or the Prior High NAV for the prior Fiscal Period, adjusted for issuances and repurchases of shares, and dividends and distributions paid to shareholders) as of the beginning of such Fiscal Period.  The Hurdle will be reset for each Fiscal Period, and will not compound.

The fee catch-up (the "Fee Catch-Up") with respect to a Fiscal Period allows the Adviser to receive, from the portion of the net profits of the Master Fund that exceed the Hurdle, an incentive fee on the Hurdle equal to 5% of the amount of the Hurdle for such Fiscal Period.

The Board has approved modifying the investment management fee structure of the Master Fund subject to the modifications being approved by shareholders. The modifications include: (a) elimination of the Incentive Fee; and (b) an increase in the asset-based fee Management Fee from 1.0% to 1.5% (together, the “Modified Fee”).

The Modified Fee is not effective as it remains subject to shareholder approval at a shareholder meeting. Prior to that time, a proxy statement describing the Modified Fee and the reasons for its approval by the Trustees of the Fund will be filed with the SEC and distributed to shareholders.

Currently, the Adviser has agreed to voluntarily waive any Incentive Fee that may accrue to the Adviser from the Master Fund.

19

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2013 to September 30, 2013 (continued)

5.	MANAGEMENT FEES, INCENTIVE FEES AND RELATED PARTY TRANSACTIONS (continued)

Since the organization of the Master Fund, organizational expenses of $78,792 have been reimbursed by the Adviser and are subject to recoupment based on the Expense Limitation Agreement as reimbursement is assessed and done at the Feeder Fund Level only.  Offering costs of $40,172 have been amortized to expense over twelve months on a straight-line basis starting January 1, 2012, commencement of operations, and are subject to recoupment pursuant to the Expense Limitation Agreement.

Foreside Fund Services, LLC (“Foreside”) serves as principal underwriter. The Master Fund is not subject to an ongoing distribution fee.

6.	ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

UMB Bank, N.A. provides custodial services for the Master Fund. J.D. Clark & Company, a division of UMB Fund Services, Inc. serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping and investor related services. The Master Fund pays a monthly fee to the custodian and administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2013, the total accounting and administration fees were $36,449.

7.	RISK FACTORS

An investment in the Master Fund involves significant risks including leverage risk, interest rate risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.  The value of the Master Fund's investments can be reduced as a result of unsuccessful allocations among Asset Classes, including the poor performance of one or more Asset Classes, the Adviser's or a Portfolio Manager's employment of unsuccessful investment strategies, the Adviser's poor selection of Portfolio Managers or Portfolio Funds, poor economic growth, pronounced market volatility, and political and legal developments.

Further, the Master Fund's use of leverage, short sales or derivative transactions can result in significant losses to the Portfolio.  No guarantee or representation is made that the investment objective will be met.

8.	CAPITAL SHARE TRANSACTIONS

Shares will be offered in a continuous offering for purchase monthly, as of the first day of each month (each day, a “Closing Day”), at the Master Fund’s then-current net asset value per Share (determined as of the close of the preceding month). Because the Master Fund is a closed-end fund, no shareholder will have the right to require the Fund to redeem its shares. No public market exists for the shares, and none is expected to develop. Consequently, investors will not be able to liquidate their investment other than as a result of repurchases of shares by the Master Fund or in the event of a mandatory redemption. For the year ended March 31, 2013 and period ended September 30, 2013 transactions in shares were as follows:

Shares outstanding, March 31, 2012	3,234,102
Shares issued	427,100
Shares reinvested	100,610
Shares redeemed	(431,437)
Shares outstanding, March 31, 2013	3,330,375
Shares issued	301,853
Shares redeemed	(116,587)
Shares outstanding, September 30, 2013	3,515,641

9.	REPURCHASE OF SHARES

The Board may, from time to time at its sole discretion, cause the Master Fund to repurchase Shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase Shares, the Board will consider, among other things, the recommendation of the Adviser. In an effort to provide some liquidity for investors, the Adviser expects to recommend that the Master Fund makes offers to repurchase up to 8% of its Shares as of the end of each calendar month at the then-current net asset value. The Board, in its discretion, must determine whether to approve each such offer (and for what amount).  There can be no assurance that the Master Fund will make such repurchase offers, nor that shareholders tendering Shares for repurchase in any offer will have all of their tendered Shares repurchased by the Master Fund.

20

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2013 to September 30, 2013 (continued)

10.	CREDIT FACILITY

The Master Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $5,000,000 which is secured by certain interests in the Master Fund’s marketable securities. The interest rate charged on borrowings is the 1-month London Interbank Offer Rate plus a spread of 250 basis points, adjusted daily. Collateral for the new facility is held by UMB Bank N.A. as custodian. Interest and fees incurred for the period ended September 30, 2013 are disclosed in the accompanying Statement of Operations. At September 30, 2013, the Master Fund had $0 payable on the unused portion of the Facility and did not hold an interest payable balance on the borrowings. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the period ended September 30, 2013 was 2.71%, $600,000, and $600,000, respectively.

11.	INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications.  The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Adviser’s experience, the risk of loss from such claims is considered remote.

***

21

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)

Proxy Voting

A description of the policies and procedures the Master Fund uses to determine how to vote proxies relating to the portfolio securities is available, without charge, upon request, by calling (800) 504-9070 or on the SEC’s website at http://www.sec.gov. A copy of the Master Fund’s voting record for the most recent 12-month period ended June 30 is available at the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and the Master Fund makes the information on Form N-Q available upon request without charge.

22

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)(continued)

Advisory Agreement Approval

At a meeting of the Board of Trustees of Gottex Multi-Asset Endowment Master Fund (the "Fund") held on September 4, 2013, all of the Trustees, including all of the Independent Trustees, renewed the investment advisory agreement (the "Advisory Agreement") between the Fund and Gottex Fund Management, Ltd. (the "Adviser") and sub-investment advisory agreements among the Fund, the Adviser and each of Kennedy Capital Management, Inc. (“Kennedy”), and SG Capital Management, LLC (“SG”) (the "Sub-Advisers") (the "Sub-Advisory Agreements" and collectively with the Advisory Agreement, the "Agreements"), each for an additional one year period.

In considering whether to renew the Agreements, the Board reviewed various materials from counsel and from the Adviser and Sub-Advisers (the “Meeting Materials”) which included: (i) information concerning the services rendered to the Fund by the Adviser and Sub-Advisers and the fees paid by the Fund to the Adviser and Sub-Advisers; (ii) information concerning the individuals responsible for the day to day management of the Fund's assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) The nature, extent and quality of services provided by the Adviser

The Trustees discussed and reviewed the nature, extent and quality of services that the Adviser provides to the Fund. The Trustees reviewed the financial statements of the Adviser and its parent company. The Trustees discussed the importance of the Adviser, on an ongoing basis, having adequate resources (including capital and personnel) so as to provide meaningful and appropriate support for its operations, including for purposes of its performance of its obligations, and the provision of quality services, as investment adviser to the Fund. The Trustees noted that there had been no turnover in the persons managing the Fund. The Trustees also noted the Adviser’s representation that its current financial condition enables it to continue to provide at least the same level of quality of services currently being provided. The Trustees also noted the Sub-Advisers’ assets under management and financials as included in the Meeting Materials.

The Trustees next reviewed the services provided by the Adviser and the Sub-Advisers to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser, management of the Fund’s investments in accordance with the Fund’s stated investment objective and policies and the types of transactions that are entered into on behalf of the Funds. The Board also noted that the Adviser provides, at its own expense, facilities necessary for the operation of the Funds and makes personnel available to serve as the senior officers of the Funds, including the Chief Compliance Officer, the Chief Legal Officer, the Principal Executive Officer and the Principal Financial Officer. The Board reviewed the terms of the Agreements and observed the relatively broad scope of services provided to the Fund thereunder. Based on its review of the information provided at the meeting (including the performance information discussed below), and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser and the Sub-Advisers under the Agreements and that the quality of these services were satisfactory.

(b) Investment performance of the Fund and Adviser

The Trustees reviewed the performance of the Adviser and each of the Sub-Advisers relative to other investment vehicles managed by them as well as other comparable registered funds. The Trustees also considered information showing the Fund’s monthly performance for the monthly and annual periods since its inception and the performance of the Fund in comparison to various indices.

The Board observed the Fund’s underperformance relative to its benchmark, noting that the Adviser is undertaking measures to improve the Fund’s relative performance, including adjusting certain of the investment processes used to employ the Fund’s strategies. The Trustees also observed that the performance record of the Fund is still short-term as it has not even achieved two full years of performance. The Trustees also noted that the Adviser is actively engaged in reviewing the performance of the Sub-Advisers. The Board also observed Kennedy’s relative underperformance, but noted management’s ongoing monitoring of the sleeve managed by Kennedy. The Trustees observed that the performance of SG met expectations.

23

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)(continued)

(c) Cost of the services provided and profits realized by the Adviser and Sub-Advisers from their relationships with the Funds

The Trustees then considered the cost of the services provided by the Adviser and the Sub-Advisers, and reviewed the fees paid pursuant to the Agreements. The Board acknowledged that at its meeting on March 11, 2013 it approved modifying the investment management fee structure of the Fund, subject to the modifications being approved by shareholders, including: (a) elimination of the Incentive Fee; and (b) an increase in the asset-based Management Fee from 1.0% to 1.5%. It was pointed out that because shareholders have not yet considered the foregoing proposals, they are not yet effective. The Board thus considered renewal of the existing advisory agreement with its current fee structure in place. It was observed that, due to the Fund’s master/feeder structure, the Adviser is only paid fees by the Master Fund. It was noted that the fees paid under the current structure could be broken down into two parts, a fixed fee and the variable or performance-based incentive fee. It was explained that under the current fee structure, the Fund pays the Adviser a fixed management fee of 1.00% and a performance-based incentive fee in an amount equal to 5% of the Fund’s net profits that are in excess of a 5% hurdle, plus a “catch up” provision entitling the Adviser to receive an Incentive Fee with respect to the portion of net profits equal to the amount of the hurdle for the applicable period. It was observed that as of April 1, 2013, the Adviser has voluntarily agreed to waive any Incentive Fee that may accrue to the Adviser from the Fund. The Board also reviewed the sub-advisory fees paid by the Fund to SG and Kennedy. It was observed that the Board should have a reasonable basis to accord significant weight to management’s renewal recommendations for the Sub-Advisers given that those arrangements were negotiated by the Adviser, at arm’s length, with unaffiliated entities. The Trustees also considered the information contained in the Meeting Materials, which contained a report showing a comparison of the fees and expenses of the Funds compared with fees and expenses of peer registered alternative funds that compete directly with the Fund (the “Fee Comparison Chart”). The Board reviewed the Fee Comparison Chart and also discussed the Funds’ fees and total expense ratios, as well as the fees and expense ratios of other funds managed by the Adviser and the two Sub-Advisers. The Board also took into account the Adviser’s current agreement to cap each of the feeder funds’ total expense ratio. The Trustees considered both the services rendered and the fees paid under the Advisory and Sub-Advisory Agreements. The Trustees observed that the Fund’s management fees (including sub-advisory fees) were within the range of fees paid by the Fund’s peer group competitors. Based on its review, the Board concluded that the levels of the Fund’s management fees and sub-advisory fees were fair and reasonable.

The profitability realized by the Adviser was also considered. The Board relied principally on information contained in the Profitability Analysis included with the Meeting Materials, which showed that the Adviser earned no profit from the Gottex Registered Funds given the waivers/reimbursements associated with the applicable expense limitations. The Board determined after reviewing the information contained in the Profitability Analysis, that in light of the facts presented (including the limited assets of the Funds), there was no current profitability to the Adviser from the Funds.

(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale

With regard to economies of scale, the Trustees noted that economies of scale are realized when a fund’s assets increase significantly. Because the Fund asset levels have not grown to any appreciable scale, it was observed that economies of scale were not relevant at this time. The Trustees determined that they would revisit this issue next year.

24

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)(continued)

Conclusion

Based on all of the foregoing, and such other matters that were deemed relevant, the Independent Trustees found the Funds’ advisory and sub-advisory fees to be fair and reasonable in light of the services being provided to the Fund. No single factor reviewed by the Trustees was determinative of the decision. Based on this determination, all of the Trustees who were present at the September 4, 2013 meeting, including all of the Independent Trustees, approved each of: the Advisory Agreement and the Sub-Advisory Agreement with each of SG and Kennedy, each for a one year term.

25

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Officer certifications as required by Rule 30a-2(b) under the 1940 Act also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gottex Multi-Asset Endowment Fund - II
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By (Signature and Title)*	/s/ Dr. William J. Landes
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Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date	December 6, 2013
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dr. William J. Landes
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Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date	December 6, 2013
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By (Signature and Title)*	/s/ Wade C. Boylan
----------------------------------------------
Wade C. Boylan, Chief Financial Officer
(Principal Financial Officer)

Date	December 6, 2013
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* Print the name and title of each signing officer under his or her signature.